OTHER EXPENSE, NET - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Other Income And Expenses [Line Items]
Litigation and other matters	$ 356	$ 422	$ 1,401
Upfront payments, included in acquired in-process research and development costs	8	32	41
Milestone achievement, included in net gain (loss) on other sales of assets	$ 2	$ 1	31
Milestone Payment Related To Certain Product
Schedule Of Other Income And Expenses [Line Items]
Milestone achievement, included in net gain (loss) on other sales of assets			$ 20